Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 22,214,029	$ 18,396,987
Restricted cash	87,604
Accounts receivable, net	48,515,467	53,769,887
Prepayments, deposits and other assets, net	1,665,736	4,215,414
Amounts due from related parties	391,271	377,642
Total Current Assets	72,874,107	76,759,930
Non-current assets:
Property and equipment, net	20,112,305	20,601,098
Intangible assets, net	726,175	970,044
Goodwill		2,363,841
Operating lease right-of-use assets	815,324
Long-term investments	456,598	610,386
Prepayments, deposits and other assets, net	252,656	248,456
Deferred tax assets, net	81,899	327,040
Total Assets	95,319,064	101,880,795
Current liabilities:
Bank loans	10,554,617	14,474,363
Accounts payable	690,035	343,597
Accrued expenses and other current liabilities	324,021	352,402
Tax payables	2,503,375	2,355,066
Contract liabilities	918,470	587,140
Salaries and benefits payable	10,586,239	12,203,933
Operating lease liabilities	712,302
Amounts due to related parties	24,889	66,884
Total current liabilities	26,313,948	30,383,385
Non-current liabilities:
Operating lease liabilities	104,114
Deferred tax liabilities	185,382	150,547
Unrecognized tax benefit	2,320,918	2,587,194
Other non-current liabilities	885,901	959,069
Total Liabilities	29,810,263	34,080,195
Commitments and Contingencies
Shareholders’ Equity:
Common stock, $0.0001 par value, 100,000,000 shares authorized; 23,650,122 shares issued and outstanding as of June 30, 2023; 22,444,822 shares issued and outstanding as of June 30, 2022	2,365	2,244
Additional paid-in capital	58,183,383	55,705,209
Statutory reserves	5,356,828	5,071,876
Retained earnings	5,029,021	6,323,792
Accumulated other comprehensive loss	(3,990,594)	(550,248)
Total CLPS Incorporation’s Shareholders’ Equity	64,581,003	66,552,873
Noncontrolling interests	927,798	1,247,727
Total Shareholders’ Equity	65,508,801	67,800,600
Total Liabilities and Shareholders’ Equity	$ 95,319,064	$ 101,880,795